Revenues	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
NET REVENUES:
Revenues

5. Revenues

Disaggregation of Revenue

The Company’s net revenues in for the nine months ended September 30, 2023 and 2022 consisted of approximately $4.4 million and $9 million of hardware and software bundled systems for which revenue is transferred at a point in time. The Company’s remaining net revenue of approximately $3.7 million and $3.9 million relates to PCS revenue and other services which are transferred over time. Within each product category, contract terms, conditions and economic factors affecting the nature, amount, timing, and uncertainty around revenue recognition and cash flow are substantially similar.

Contract Balances

A receivable is recognized in the period the Company delivers goods or provides services or when the Company’s right to consideration is unconditional. The Company usually does not record contract assets because the Company has an unconditional right to payment upon satisfaction of the performance obligation, and therefore, a receivable is more commonly recorded than a contract asset. Receivables are generally paid within thirty days and there is no financing element to the customer contracts. As of September 30, 2023 and December 31, 2022, there are no unbilled receivable balances.

Contract liabilities include payments received in advance of performance under a contract and are satisfied as the associated revenue is recognized. Contract liabilities are reported on the consolidated balance sheets at the end of each reporting period as a component of deferred revenue. The Company’s short-term and long-term deferred revenue balances totaled $4,059,406 and $4,693,897 as of September 30, 2023. The Company’s short-term and long-term deferred revenue balances totaled $4,168,016 and $4,805,431 as of December 31, 2022. Of the deferred revenue balance of $8,973,447 and $9,888,275 as of January 1, 2023 and 2022, the Company recognized $3,262,697 and $3,515,745.

Remaining Performance Obligations

As of September 30, 2023, the Company had approximately $8.8 million of remaining performance obligations, which were comprised of deferred service contracts not yet delivered. The Company expects to recognize approximately 14% of its remaining performance obligations as revenue in fiscal 2023 and the remaining 86% in fiscal 2024 and years thereafter.

Costs to Obtain or Fulfill a Contract

The Company does not pay any material variable compensation to obtain a customer contract. Additionally, the majority of the Company’s cost of fulfillment as a seller of products is classified as inventory and then cost of revenue when the product is sold. Other costs of contract fulfillment such as software maintenance are expensed in the period incurred and align with when the revenue is amortized.

5. Revenues

Disaggregation of Revenue

The Company’s net revenues in 2022 and 2021 consisted of approximately $9.4 million and $7.9 million of hardware and software bundled systems for which revenue is transferred at a point in time. The Company’s remaining net revenue of approximately $5.1 million and $5.1 million relates to PCS revenue and other services which are transferred over time. Within each product category, contract terms, conditions and economic factors affecting the nature, amount, timing and uncertainty around revenue recognition and cash flow are substantially similar.

Contract Balances

A receivable is recognized in the period the Company delivers goods or provides services or when the Company’s right to consideration is unconditional. The Company usually does not record contract assets because the Company has an unconditional right to payment upon satisfaction of the performance obligation, and therefore, a receivable is more commonly recorded than a contract asset. Receivables are generally paid within thirty days and there is no financing element to the customer contracts. As of December 31, 2022 and 2022 there are no unbilled receivable balances.

Contract liabilities include payments received in advance of performance under a contract and are satisfied as the associated revenue is recognized. Contract liabilities are reported on the consolidated balance sheets at the end of each reporting period as a component of deferred revenue. The Company’s short-term and long-term deferred revenue balances totaled $4,168,016 and $4,805,431 as of December 31, 2022. The Company’s short-term and long-term deferred revenue balances totaled $4,593,474 and $5,295,251 as of December 31, 2021. Of the deferred revenue balance of $9,888,275 and $10,552,683 as of January 1, 2022 and 2021, the Company recognized $4,593,794 and $4,597,054 of net revenue during the years ended December 31, 2022 and 2021, respectively.

Remaining Performance Obligations

As of December 31, 2022, the Company had approximately $9.0 million of remaining performance obligations, which were comprised of deferred service contracts not yet delivered. The Company expects to recognize approximately 46% of its remaining performance obligations as revenue in fiscal 2023 and the remaining 54% in fiscal 2024 and years thereafter.

As of December 31, 2021, the Company had approximately $9.9 million of remaining performance obligations, which were comprised of deferred service contracts not yet delivered. The Company expects to recognize approximately 46% of its remaining performance obligations as revenue in fiscal 2022 and the remaining 54% in fiscal 2023 and years thereafter.

Costs to Obtain or Fulfill a Contract

The Company does not pay any material variable compensation to obtain a customer contract. Additionally, the majority of the Company’s cost of fulfillment as a seller of products is classified as inventory and then cost of revenue when the product is sold. Other costs of contract fulfillment such as software maintenance are expensed in the period incurred and align with when the revenue is amortized.